Note 54 Annual fixed remuneration Senior management (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Annual fixed remuneration senior management [Line Items]
Senior management total annual fixed remuneration	€ 20,787	€ 19,928